RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	$ 12,315,417	$ 741,930
New assets	2,029,153	1,471,927
Acquired through combinations and acquisitions	11,131,990	11,310,784
Revalued assets	179,727
Depreciation	(1,925,208)	(1,209,224)
Terminated assets	(1,127,014)
Right-of-use assets, ending balance	22,604,065	12,315,417
Lease liabilities [abstract]
Lease obligations, beginning balance	14,121,145	741,930
New leases	2,029,153	1,471,927
Acquisitions Through Business Combinations Impact On Lease Liabilities	11,170,076	12,671,166
Revalued assets	179,727
Repayment	(1,557,445)	(763,878)
Terminated leases	(1,212,293)
Lease obligations, ending balance	24,730,363	14,121,145
Property leases
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	12,315,417	741,930
New assets	1,137,717	1,471,927
Acquired through combinations and acquisitions	11,131,990	11,310,784
Revalued assets	179,727
Depreciation	(1,890,533)	(1,209,224)
Terminated assets	(1,127,014)
Right-of-use assets, ending balance	21,747,304	12,315,417
Lease liabilities [abstract]
Lease obligations, beginning balance	14,121,145	741,930
New leases	1,137,717	1,471,927
Acquisitions Through Business Combinations Impact On Lease Liabilities	11,170,076	12,671,166
Revalued assets	179,727
Repayment	(1,231,454)	(763,878)
Terminated leases	(1,212,293)
Lease obligations, ending balance	24,164,918	$ 14,121,145
Equipment leases
Disclosure of quantitative information about right-of-use assets [line items]
New assets	891,436
Depreciation	(34,675)
Right-of-use assets, ending balance	856,761
Lease liabilities [abstract]
New leases	891,436
Repayment	(325,991)
Lease obligations, ending balance	$ 565,445